DEBT - Schedule of Committed Credit Facilities (Details) - Dec. 31, 2018 $ in Millions, $ in Millions	CAD ($)	USD ($)
DEBT
Commitments that expire in 2020	$ 9,262
Commitments that expire in 2021	2,389
Committed credit facilities
DEBT
Total Facilities	18,308
Draws	9,417
Available	8,891
Enbridge (U.S.) Inc. | Committed credit facilities
DEBT
Total Facilities	1,932
Draws	1,065
Available	867
Enbridge Energy Partners, L.P. | Committed credit facilities
DEBT
Total Facilities	2,493
Draws	1,044
Available	1,449
Commitments that expire in 2020	253	$ 185
Enbridge Gas Distribution Inc. | Committed credit facilities
DEBT
Total Facilities	1,018
Draws	760
Available	258
Enbridge Pipelines Inc. | Committed credit facilities
DEBT
Total Facilities	3,000
Draws	2,200
Available	800
Spectra Energy Partners, LP | Committed credit facilities
DEBT
Total Facilities	3,414
Draws	2,065
Available	1,349
Commitments that expire in 2021	421	$ 336
Union Gas Limited | Committed credit facilities
DEBT
Total Facilities	700
Draws	275
Available	425
Enbridge Inc. | Committed credit facilities
DEBT
Total Facilities	5,751
Draws	2,008
Available	$ 3,743